UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2013

Date of reporting period:	5/31/2013

Item 1. Schedule of Investments

Prudential California Muni Income Fund

Schedule of Investments

as of May 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.3%
MUNICIPAL BONDS
Abag Fin. Auth. For Nonprofit Corp. Rev., Episcopal Senior Communities, Rfdg.	BBB(a)	6.125%	07/01/41	475	$ 541,999
Abag Fin. Auth. For Nonprofit Corp. Rev., Episcopal Senior Communities, Rfdg., Ser. A	BBB(a)	5.000%	07/01/42	1,250	1,309,425
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare	A2	6.250%	08/01/39	1,000	1,163,330
California Cnty. Tob. Securitization Agy. Rev., Tob. Conv. Bonds, LA Cnty. (Converted to Fixed on 12/01/10)	B2	5.250%	06/01/21	1,930	1,951,558
California Cnty. Tob. Securitization Corp., Tob. Conv. Bonds (Converted to Fixed on 12/01/08)	NR	5.100%	06/01/28	1,035	1,014,290
California Edl. Facs. Auth. Rev., Loyola Marymount Univ., Ser. A	A2	5.125%	10/01/40	1,000	1,076,240
California Hlth. Facs. Fin. Auth. Rev., Catholic Healthcare West, Ser. A	A3	6.000%	07/01/39	2,000	2,375,320
California Hlth. Facs. Fin. Auth. Rev., Children’s Hosp., Ser. A	A-(a)	5.250%	11/01/41	1,000	1,095,280
California Hlth. Facs. Fin. Auth. Rev., City of Hope Ser. A	A1	5.000%	11/15/39	1,150	1,272,211
California Hlth. Facs. Fin. Auth. Rev., Episcopal Home Ser. B, Rfdg.	A(a)	6.000%	02/01/32	1,000	1,270,560
California Hlth. Facs. Fin. Auth. Rev., Providence Hlth., Ser. B	Aa2	5.500%	10/01/39	1,500	1,722,360
California Hlth. Facs. Fin. Auth. Rev., Providence Hlth., Ser. C (Pre-refunded date 10/01/18)(c)	NR	6.500%	10/01/38	20	25,552
California Hlth. Facs. Fin. Auth. Rev., Providence Hlth., Ser. C, Unrefunded Balance	Aa2	6.500%	10/01/38	980	1,174,687
California Hlth. Facs. Fin. Auth. Rev., Scripps Hlth., Ser. A	Aa3	5.000%	11/15/40	1,000	1,090,600
California Hlth. Facs. Fin. Auth. Rev., Scripps Hlth., Ser. A, Rfdg.	Aa3	5.000%	10/01/22	500	574,275
California Hlth. Facs. Fin. Auth. Rev., Scripps Hlth., Ser. A, Rfdg.	Aa3	5.000%	11/15/36	1,200	1,302,804
California Hlth. Facs. Fin. Auth. Rev., Scripps Hlth., Ser. A, Rfdg.	Aa3	5.250%	08/15/31	1,000	1,144,540
California Hlth. Facs. Fin. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	A1	5.750%	07/01/39	1,000	1,165,190
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	Aa3	5.500%	11/15/40	500	582,160
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. B, Rfdg.	Aa3	5.000%	11/15/36	2,000	2,193,960
California Muni. Fin. Auth. Ed. Rev., Amern. Heritage Ed. Foundation Proj., Ser. A	BB-(a)	5.250%	06/01/26	1,100	1,057,914
California Poll. Ctl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	Baa1	5.250%	08/01/40	1,250	1,308,362
California St., Unrefunded Balance, GO	A1	5.500%	04/01/30	5	5,176
California St., Var. Purp., GO	A1	5.000%	10/01/29	1,500	1,693,965
California St., Var. Purp., GO	A1	5.000%	09/01/41	2,000	2,165,540
California St., Var. Purp., GO	A1	5.000%	10/01/41	1,250	1,354,362
California St., Var. Purp., GO	A1	5.000%	04/01/42	2,000	2,172,300
California St., Var. Purp., GO	A1	5.000%	02/01/43	2,000	2,184,080
California St., Var. Purp., GO	A1	5.000%	04/01/43	1,000	1,093,350
California St., Var. Purp., GO	A1	5.250%	04/01/35	1,250	1,413,912
California St., Var. Purp., GO	A1	5.250%	11/01/40	750	852,368
California St., Var. Purp., GO	A1	5.500%	11/01/39	1,000	1,151,210
California St., Var. Purp., GO	A1	5.500%	03/01/40	2,000	2,286,300
California St., Var. Purp., GO	A1	6.000%	03/01/33	2,750	3,359,592
California St., Var. Purp., GO	A1	6.000%	04/01/38	3,000	3,550,440
California St., Var. Purp., GO	A1	6.000%	11/01/39	1,500	1,799,580

California St. Dept. Wtr. Res. Pwr. Rev., Central VY Proj., Ser. A	Aa1	5.000%	12/01/29	2,000	2,318,120
California St. Dept. Wtr. Res. Pwr. Rev., Central VY Proj., Ser. AF	Aa1	5.000%	12/01/29	1,500	1,735,170
California St. Pub. Wks. Brd. Lease Rev., Dept. General Service, Ser. J	A2	5.250%	06/01/28	750	762,990
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Projs., Ser. D	A2	5.000%	12/01/31	1,000	1,091,790
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Ser. A	A2	5.000%	04/01/37	1,000	1,066,840
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Ser. A	A2	5.125%	10/01/31	1,000	1,099,080
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Ser. G, Rfdg.	A2	5.000%	11/01/37	2,000	2,140,980
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Ser. G-1	A2	5.750%	10/01/30	750	861,135
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Sub. Ser. I-1	A2	6.375%	11/01/34	750	920,213
California St. Univ. Rev., Ser. A, Systemwide	Aa2	5.000%	11/01/37	1,250	1,378,925
California Statewide Cmntys. Dev. Auth. Rev., Aspire Pub. Schs., Sch. Fac. Rev.	NR	6.000%	07/01/30	1,000	1,055,110
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth.	A+(a)	5.000%	11/01/40	600	652,200
California Statewide Cmntys. Dev. Auth. Rev., Episcopal Cmntys. & Svcs., Rfdg.	NR	5.000%	05/15/42	1,000	1,060,710
California Statewide Cmntys. Dev. Auth. Rev., Irvine LLC, UCI East, Rfdg.	Baa2	5.000%	05/15/32	2,000	2,050,700
California Statewide Cmntys. Dev. Auth. Rev., John Muir Hlth.	A1	5.125%	07/01/39	750	807,720
California Statewide Cmntys. Dev. Auth. Rev., Polytechnic Sch.	A1	5.000%	12/01/34	2,000	2,151,400
California Statewide Cmntys. Dev. Auth. Rev., Presbyterian Homes	BBB-(a)	7.250%	11/15/41	500	576,585
California Statewide Cmntys. Dev. Auth. Rev., Spl. Tax No. 97-1, C.A.B.S(d)	NR	5.320%	09/01/22	3,200	1,968,928
California Statewide Cmntys. Dev. Auth. Rev., Sutter Hlth., Ser. A	Aa3	6.000%	08/15/42	2,000	2,381,820
California Statewide Cmntys. Dev. Auth. Rev., Trinity Hlth., Rfdg.	Aa2	5.000%	12/01/41	2,000	2,205,020
Chico Redev. Agy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	A+(a)	5.000%	04/01/30	2,000	2,039,000
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas-D-Rmkt.	Aa3	5.875%	01/01/34	1,000	1,191,260
Chula Vista Dev. Agy. Rev., Tax Alloc. Sub. Bayfront, Ser. B, Rfdg.	NR	5.250%	10/01/27	1,540	1,551,519
Corona-Norca Uni. Sch. Dist. Spl., Tax Cmnty. Facs. Dist. No. 98-1, N.A.T.L.	Baa1	5.000%	09/01/22	1,060	1,062,841
Coronado Cmnty. Dev. Agy. Tax Alloc., Dev. Proj., A.M.B.A.C.	AA-(a)	5.000%	09/01/24	2,000	2,129,780
El Dorado Irr. Dist. Partn., Ser. A, A.G.C., C.O.P.	A1	5.750%	08/01/39	1,000	1,050,260
Foothill-De Anza Cmnty. College Dist., Ser. C, GO	Aaa	5.000%	08/01/40	1,250	1,396,237
Foothill/Eastern Trans. Corr. Agy. Rev., Toll Rd. Conv., C.A.B.S.	Baa3	5.875%	01/15/28	2,890	2,954,707
Golden St. Tob. Securitization Rev., Asset Bkd., Ser. A-1	B3	5.750%	06/01/47	1,500	1,404,780
Golden St. Tob. Securitization Rev., Asset-Bkd., Sr., Ser. A-1	B3	4.500%	06/01/27	7,110	6,965,311
Golden St. Tob. Securitization Rev., Enhanced Asset Bkd., Ser. A	A2	4.000%	06/01/30	1,235	1,217,006
Golden St. Tob. Securitization Rev., Enhanced Asset Bkd., Ser. A	A2	5.000%	06/01/45	1,000	1,037,560

Golden St. Tob. Securitization Rev., Ser. A, Conv., C.A.B.S., A.M.B.A.C. (Converted to Fixed on 06/01/10)	A2	4.600%	06/01/23	3,000	3,279,630
Golden West Sch. Fin. Auth. Rev., Ser. A., C.A.B.S., N.A.T.L., Rfdg.(d)	Baa1	3.670%	02/01/19	2,110	1,716,865
Guam Gov’t. Business Priviledge Tax Rev., Ser. B-1	A(a)	5.000%	01/01/42	350	376,523
Guam Gov’t. Ltd. Oblig. Rev., Section 30, Ser. A	BBB+(a)	5.750%	12/01/34	500	546,955
La Mesa-Spring Valley Sch. Dist., GO, Election of 2002, Ser. B, C.A.B.S., N.A.T.L.(d)	A1	3.700%	08/01/23	2,000	1,377,380
Lincoln Calif. Pub. Fing. Auth., Twelve Bridges Sub. Dist., Ser. B	NR	6.000%	09/02/27	1,000	1,078,770
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	Baa2	5.000%	11/15/35	1,625	1,830,871
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	Baa2	5.250%	11/15/19	580	671,913
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	Baa2	5.500%	11/15/30	870	1,059,112
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	Baa2	5.500%	11/15/32	345	410,457
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev., Ser. A	Baa2	5.500%	11/15/37	1,900	2,292,065
Long Beach Hbr. Rev., Ser. A, A.M.T., N.A.T.L., Rfdg.	Aa2	6.000%	05/15/19	3,000	3,713,970
Los Angeles Calif. Cmnty. College Dist., Election of 2003, Ser. F-1, GO	Aa1	5.000%	08/01/33	3,250	3,648,547
Los Angeles Calif. Cmnty. College Dist., Election of 2008, Ser. A, GO	Aa1	6.000%	08/01/33	2,000	2,447,580
Los Angeles Calif. Dept. Arpts. Rev., Ser. A	Aa3	5.000%	05/15/34	1,000	1,124,210
Los Angeles Cnty. Pub. Wks. Fing. Auth. Lease Rev., Multiple Capital Projs. II	A1	5.000%	08/01/42	1,000	1,079,240
Los Angeles Dept. of Wtr. & Pwr. Rev., Pwr. Sys., Ser. A	Aa3	5.000%	07/01/39	1,000	1,110,770
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev., Ser. A	Aa2	5.375%	07/01/38	1,530	1,767,349
M-S-R Energy Auth., Calif., Ser. A	A-(a)	6.500%	11/01/39	1,000	1,324,200
M-S-R Energy Auth., Calif., Ser. B	A-(a)	6.500%	11/01/39	500	662,100
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Linked, S.A.V.R.S., R.I.B.S.	Aa1	5.750%	08/10/18	2,000	2,358,480
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Unrefunded Balance, Ser. A	Aa1	5.750%	07/01/21	2,240	2,741,715
Orange Cmnty. Facs. Dist. Spl. Tax No. 91-2, Serrano Heights Pub. Impvt., Rfdg.,	A(a)	3.500%	10/01/29	1,595	1,533,194
Palomar Pomerado Hlthcare Dist. Calif., C.O.P.	Baa3	6.000%	11/01/41	1,200	1,290,468
Perris Cmnty. Facs. Dist., Spl. Tax, No. 01-2 Avalon, Ser. A	NR	6.250%	09/01/23	2,000	2,043,040
Pittsburg Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., A.M.B.A.C., C.A.B.S.(d)	BBB+(a)	4.850%	08/01/26	1,375	731,060
Port of Oakland, A.M.T., Inter. Lien, Ser. A, N.A.T.L., Rfdg.	A3	5.000%	11/01/29	3,000	3,208,740
Port of Oakland, A.M.T., Ser. O, Rfdg.	A2	5.125%	05/01/30	1,000	1,101,310
Port of Oakland, A.M.T., Sr. Lien., Ser. P, Rfdg.	A2	5.000%	05/01/33	1,750	1,908,900
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	Ba1	5.750%	07/01/37	390	397,995
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	Ba1	6.000%	07/01/47	325	336,947
Puerto Rico Comnwlth., Pub. Impvt., Ser. A, GO, Rfdg.	Baa3	5.500%	07/01/39	1,000	1,009,200
Puerto Rico Comnwlth., Pub. Impvt., Ser. C, GO, Rfdg.	Baa3	6.000%	07/01/39	400	412,908
Puerto Rico Elec. Pwr. Auth. Rev., Rfdg., Ser. XX	Baa2	5.250%	07/01/40	1,000	992,810
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs. Rfdg. Ser. P	Baa3	6.750%	07/01/36	250	272,418
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	A3	5.250%	08/01/43	500	522,925

Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	A3	5.500%	08/01/42	750	791,850
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	A3	5.750%	08/01/37	400	431,100
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	A3	6.000%	08/01/42	700	771,778
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Sr. Lien, Ser. C	Aa3	5.250%	08/01/40	750	803,385
Rancho Cordova Cmnty. Facs. Dist. Spl. Tax, Sunridge Anatolia 2003-1, Rfdg.	NR	5.000%	09/01/37	550	556,457
Redding Elec. Sys. Rev., C.O.P., Linked S.A.V.R.S., R.I.B.S., N.A.T.L., E.T.M.(c)	Baa1	6.368%	07/01/22	85	103,768
Redding Elec. Sys. Rev., C.O.P., Linked S.A.V.R.S., R.I.B.S., N.A.T.L., E.T.M.(b)(c)(e)(f)	Baa1	11.972%	07/01/22	2,065	2,976,904
Riverside Cnty. Calif. Redev. Agy. Tax Alloc., Intst. 215 Corridor, Ser. E	Ba1	6.500%	10/01/40	1,000	1,112,450
Rocklin Uni. Sch. Dist., Ser. C, GO, C.A.B.S., N.A.T.L.(d)	Baa1	1.350%	08/01/16	1,400	1,341,466
Sacramento City Fin. Auth., Ser. B, C.A.B.S., N.A.T.L.(d)	Baa1	3.020%	11/01/17	5,695	4,988,080
Sacramento City Fin. Auth., Tax Alloc. Comb. Proj., Ser. B, C.A.B.S., N.A.T.L.(d)	Baa1	2.870%	11/01/16	5,700	5,171,154
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, N.A.T.L.(b)	Aa3	0.722%	12/01/35	1,000	924,530
Sacramento Municipal Utility District, Ser. A	A1	5.000%	08/15/41	1,000	1,114,110
San Bernardino Cmnty. College Dist., Election of 2002, Ser. A, GO (Pre-refunded date (08/01/18)(c)	Aa2	6.250%	08/01/33	1,750	2,213,085
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	Ba2	7.500%	12/01/41	500	607,545
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	Ba2	8.000%	12/01/26	500	642,295
San Diego Cmnty. College Dist., Election of 2006, GO	Aa1	5.000%	08/01/41	1,500	1,681,185
San Diego Cnty. Regl. Arpt. Auth., A.M.T., Sr. Ser. B	A1	5.000%	07/01/43	3,000	3,177,810
San Diego Redev. Agy. Tax Alloc., North Bay Redev.	Ba1	5.875%	09/01/29	3,000	3,003,090
San Diego Regl. Bldg. Auth., Lease Rev., Cnty. Operations Ctr. & Annex A	Aa3	5.375%	02/01/36	1,000	1,151,040
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, GO, N.A.T.L.	Aa3	6.000%	07/01/19	1,000	1,257,730
San Francisco Calif. Bay Area Rapid Trans. Dist., Ser. A, A.M.B.A.C.	AA+(a)	5.000%	07/01/36	1,250	1,420,825
San Francisco Calif. City & Cnty. Redev. Fing. Auth., Tax Alloc. Mission Bay North Redev., Ser. C	A-(a)	6.500%	08/01/39	1,000	1,155,450
San Francisco City & Cnty. Airports Commission, A.M.T., Second Ser. A, Rfdg.	A1	5.000%	05/01/31	1,000	1,096,090
San Francisco City & Cnty. Airports Commission, A.M.T., Second Ser. C, Rfdg.	A1	5.000%	05/01/25	1,555	1,755,937
San Francisco City & Cnty. Airports Commission, A.M.T., Second Ser. F, Rfdg.	A1	5.000%	05/01/28	1,000	1,102,910
San Francisco City & Cnty. Redev. Agy., Spl. Tax CFD No. 6 Mission Bay S Pub. Impvt. Ser. A, Rfdg.	NR	5.000%	08/01/33	500	545,245
San Jose Calif., Library & Park Proj., GO	Aa1	5.000%	09/01/33	2,200	2,426,820
San Jose Calif. Redev. Agy. Tax Alloc., Merged Area Redev. Proj., Hsg. Set Aside, Ser. A-1, Rfdg.	Ba1	5.500%	08/01/35	1,000	1,086,760
San Jose Evergreen Cmnty. College Dist. Election of 2004, Ser. B, A.G.C., C.A.B.S., GO(d)	Aa1	1.510%	09/01/17	1,000	938,060
San Leandro Cmnty. Facs., Spl. Tax Dist. No. 1	NR	6.500%	09/01/25	2,160	2,163,456
San Mateo Cnty. Calif., Jt. Pwrs. Fin. Auth.	Aa2	5.000%	07/15/33	1,000	1,099,280
Santa Margarita Dana Point Auth. Impt. Rev., Dists., 3, 3A, 4, 4A, Ser. B, N.A.T.L.	Baa1	7.250%	08/01/14	2,000	2,131,540
Santa Maria Joint Union H.S. Dist., Election of 2004, C.A.B.S., GO, N.A.T.L.(d)	Aa3	5.450%	08/01/29	1,250	582,438
Santa Monica Cmnty. College Dist. Election of 2002, Ser. A, GO, N.A.T.L., C.A.B.S.(d)	Aa2	3.950%	08/01/28	1,055	582,919

South Bayside Waste Mgmt. Auth. Calif., Solid Waste Enterprise Shoreway Environmental	A3	6.000%	09/01/36	500	551,295
Southern California Pub. Pwr. Auth. Rev., Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M., C.A.B.S., Rfdg.(c)(d)	NR	1.520%	07/01/16	15,040	14,355,078
Tob. Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tob. Settlement, Ser. A	B3	5.500%	06/01/45	2,000	1,799,820
Tob. Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tob. Settlement, Ser. A-1	B3	4.750%	06/01/23	3,000	2,997,150
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A2	6.000%	06/01/22	2,000	2,008,120
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	A2	5.625%	01/01/29	1,000	1,168,130
University Calif. Rev. Gen., Ser. O	Aa1	5.750%	05/15/34	1,250	1,491,025
University Calif. Rev. Gen., Ser. Q	Aa1	5.000%	05/15/34	1,000	1,127,210
Ventura Cnty. Cmnty. College, GO	Aa2	5.500%	08/01/33	2,000	2,331,340
Ventura Cnty. Pub. Fing. Auth. Lease Rev., Ser. A	Aa3	5.000%	11/01/43	2,000	2,152,320
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln., Diago, Ser. A	Baa3	6.750%	10/01/37	250	290,768
Walt., Bk. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Disney	A1	5.250%	02/01/38	2,000	2,138,200

TOTAL LONG-TERM INVESTMENTS (cost $218,959,004)					241,480,104

SHORT-TERM INVESTMENT — 0.7%
MUNICIPAL BOND
California St. Muni. Fin. Auth. Rev., Var. Chevron USA Rec. Zone, Ser. A, F.R.D.D.(b) (cost $1,800,000)	VMIG1	0.050%	06/03/13	1,800	1,800,000

TOTAL INVESTMENTS — 99.0% (cost $220,759,004)(g)					243,280,104
OTHER ASSETS IN EXCESS OF LIABILITIES(h) — 1.0%					2,413,680

NET ASSETS — 100.0%					$245,693,784

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
A.G.C.	Assured Guaranty Corp.
A.M.B.A.C.	American Municipal Bond Assurance Corp.
A.M.T.	Alternative Minimum Tax.
C.A.B.S.	Capital Appreciation Bonds.
C.O.P.	Certificates of Participation.
E.T.M.	Escrowed to Maturity.
F.R.D.D.	Floating Rate Daily Demand Note.
GO	General Obligation.
N.A.T.L.	National Public Finance Guaranty Corp.
NR	Not Rated by Moody’s or Standard & Poor’s
R.I.B.S.	Residual Interest Bonds.
S.A.V.R.S.	Select Auction Variable Rate Securities.

†	The ratings reflected are as of May 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Standard & Poor’s Rating.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2013.
(c)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(d)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at May 31, 2013.
(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at May 31, 2013.
(f)	Indicates a security or securities that have been deemed illiquid.
(g)	The United States federal income tax basis of the Schedule of Investments was $219,889,563; accordingly, net unrealized appreciation on investments for federal income tax purposes was $23,390,541 (gross unrealized appreciation $24,152,521; gross unrealized depreciation $761,980). The difference between book and tax basis is primarily attributable to the difference in the treatment of accreting market discount for book and tax purposes.
(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at May 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at May 31, 2013	Unrealized Appreciation(1)(2)
	Short Positions:
8	10 Year U.S. Treasury Notes	Sep. 2013	$1,034,423	$1,033,750	$673
34	U.S. Long Bonds	Sep. 2013	4,769,521	4,761,063	8,458

					$9,131

(1)	Cash of $170,800 has been segregated to cover requirement for open futures contracts as of May 31, 2013.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of May 31, 2013.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$243,280,104	$—
Other Financial Instruments*
Futures Contracts	9,131	—	—

Total	$9,131	$243,280,104	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

The Fund invests in variable rate securities including “inverse floaters.” The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 6

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 22, 2013

*	Print the name and title of each signing officer under his or her signature.